Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 8) - Companhia Paranaense De Energia Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Restricted net assets	R$ 23,060,353	R$ 21,905,004
Copel GET
Disclosure of subsidiaries [line items]
Restricted net assets	15,104,664	14,239,420
Copel DIS
Disclosure of subsidiaries [line items]
Restricted net assets	R$ 7,955,689	R$ 7,665,584